Summary of Principal Accounting Policies - Additional Information (Detail)	12 Months Ended										12 Months Ended								1 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Tianjin Gefei Asset Management Co., Ltd Investment	Dec. 31, 2011 Tianjin Gefei Asset Management Co., Ltd Investment	Dec. 31, 2010 Tianjin Gefei Asset Management Co., Ltd Investment	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2012 Wuhu Gefeiyintai Investment Management Co., Ltd Investment	Dec. 31, 2012 Wuhu Gefeiyintai Investment Management Co., Ltd Newly Established Investment	Dec. 31, 2012 Sales Revenue Net Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Sales Revenue Net Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Sales Revenue Net Variable Interest Entity, Primary Beneficiary	Dec. 31, 2012 Net Income Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Net Income Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Net Income Variable Interest Entity, Primary Beneficiary	Dec. 31, 2012 Assets, Total Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Assets, Total Variable Interest Entity, Primary Beneficiary	May 31, 2011 Kunshan Jingzhao Equity Investment Management Co., Ltd USD ($)	May 31, 2011 Kunshan Jingzhao Equity Investment Management Co., Ltd CNY	Nov. 30, 2012 Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd USD ($)	Nov. 30, 2012 Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Tianjin Gefei Asset Management Co., Ltd	Dec. 31, 2012 Minimum CHINA	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Tianjin Gefei Asset Management Co., Ltd	Dec. 31, 2012 Maximum Wuhu Gefeiyintai Investment Management Co., Ltd	Dec. 31, 2012 Maximum CHINA
Significant Accounting Policies [Line Items]
Interest-free loans extended to VIE founders	$ 3,600,000			27,000,000
Concentration risk, percentage											8.30%	3.30%	11.00%	4.70%	(4.30%)	12.00%	18.70%	7.80%
Ownership percentage in affiliate to represent influence																							20.00%
Number of private equity funds the company invested					3	3	4
Equity Interest ownership																			40.00%	40.00%	15.00%	15.00%		1.00%			5.00%	2.00%
Number of real estate funds the company invested									1	38
Capital Injected in to a joint venture																			600,000	4,000,000	600,000	3,800,000
Loss from equity in affiliates	617,361	(21,347)	(25,137)
Investments in affiliates	6,055,343	2,434,689						6,055,204
Capitalized software development costs, amortization period																							2 years			4 years
Fair value of Long term investments	3,096,898	2,030,044
Multiple element arrangements, revenue allocation	If the estimated selling price for recurring services increased (or decreased) by 1%, the revenue allocated to this revenue element would increase (decrease) by 0.1% to 0.7%.
Business tax and related surcharges																									5.35%				5.65%
Cash subsidies	$ 4,295,029	$ 562,333	$ 172,737